Note 7 - Risk Management -Reconciliation Of Changes In Written-Off Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Risk Management Abstract
Financial Assets Written Off During Reporting Period And Still Subject To Enforcement Activity Contractual Amount Outstanding at the beginning	€ 29,347	€ 26,143	€ 23,583
Changes In Written Off Assets Abstract
Increase Acquisition Of Subsidiaries Written Off Assets	0	0	1,362
Increase Written Off Assets	5,986	5,699	6,172
Decrease Written Off Assets	(4,442)	(2,384)	(4,830)
Decrease Through Refinancing Written Off Assets	(9)	(32)	(28)
Recovery of written-off assets	(558)	(541)	(490)
Derease Foreclosed Assets Written Off Assets	(149)	(210)	(159)
Sales Written Off Assets	(2,284)	(45)	(54)
Debt Forgiveness Written Off Assets	(1,121)	(864)	(3,119)
Time Barred Assets Written Off Assets	(321)	(692)	(980)
Net Exchange Differences Written Off Assets	(752)	(111)	(144)
Financial Assets Written Off During Reporting Period And Still Subject To Enforcement Activity Contractual Amount Outstanding at the end	€ 30,139	€ 29,347	€ 26,143